Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of exchange rates
	March 31, 2023	March 31, 2022	March 31, 2021

Balance sheet items, except for equity accounts	6.8676	6.3393	6.5518
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.8516	6.4180	6.7834

Schedule of estimated useful lives of the assets
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years (shorter of the lease term and the remaining useful life)

Schedule of customer concentration risk
	For the years ended, March 31,
	2023	2022
Customer A	30.26%	23.53%
Customer B	20.02%	-%
Customer C	13.87%	-%
	As of March 31,
	2023	2022
Customer A	7.54%	6.66%
Customer B	10.39%	-%
Customer C	1.82%	-%
Customer D – related party	-%	25.37%

Schedule of supliers concentration risk
	For the years ended, March 31,
	2023	2022
Supplier A	44.21%	-%
Supplier B	16.50%	-%
Supplier C	7.05%	15.58%
Supplier D	1.46%	31.93%
Supplier E	4.18%	23.90%
	As of March 31,
	2023	2022
Supplier A	17.88%	-%
Supplier B	5.99%	-%
Supplier C	13.74%	18.10%
Supplier D	10.52%	13.64%
Supplier E	-%	-%
Supplier F	-%	10.04%